Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities	OTHER PAYABLES AND ACCRUED LIABILITIES
Other payables and accrued liabilities are detailed below:

	December 31, 2024	December 31, 2023
Employee related liabilities	537	679
Employee compensated absences	237	228
Taxes other than income taxes	79	81
Advances from customers	89	186
Liabilities related to public funding	42	96
Derivative instruments	86	4
Defined benefit and contribution plans	50	49
Royalties	22	30
Current operating lease liabilities	54	58
Others	110	114
Total	1,306	1,525
Advances from customers are primarily related to multi-annual capacity reservation and volume commitment agreements signed in 2024 and 2023 with certain customers. Some of these arrangements include take-or-pay clauses, according to which the Company is entitled to receive the full amount of the contractual committed fees in case of non-compliant orders from those customers. Certain agreements include penalties in case the Company is not able to fulfill its contractual obligations. No significant provision for those penalties was reported on the consolidated balance sheets as of December 31, 2024 and December 31, 2023.
Liabilities related to public funding are described in Note 7.
Derivative instruments are further described in Note 26.
Defined benefit and defined contribution plans and other long-term employee benefits are further described in Note 16.
Lease liabilities are described in Note 11.